FINANCING RECEIVABLES AND OPERATING LEASES - Future Scheduled Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2025 USD ($)
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Year ending March 31, 2026	$ 46,735
2027	23,708
2028	15,083
2029	4,835
2030	552
Total	$ 90,913